Schedule of consolidated balance sheet (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Leases
Right-of-use assets – operating leases	$ 116,361	$ 164,861	$ 370,607
Current	87,797	168,948	240,090
Non-current	$ 27,666		135,920
Total operating lease liabilities		$ 168,948	$ 376,010